Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	RECON CAPITAL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001551030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 18, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2016
Prospectus Date	rr_ProspectusDate	May 19, 2016
BullMark LatAm Select Leaders ETF (Prospectus Summary) | BullMark LatAm Select Leaders ETF | BullMark LatAm Select Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMLA